Business Acquisitions (Details) - Schedule of estimated fair value of the assets acquired and liabilities	Dec. 31, 2020 USD ($)
Schedule of estimated fair value of the assets acquired and liabilities [Abstract]
Cash	$ 553,633
Accounts receivable, net	210,036
Contract assets	511,096
Other current assets	6,618
Property and equipment	17,825
Total assets acquired at fair value	1,299,208
Accounts payable	(59)
Contract liabilities	(80,168)
Other current liabilities	(16,121)
Other payables	(252,343)
Accrued salaries and benefits	(72,229)
Total liabilities assumed	(420,920)
Net assets acquired	878,288
Goodwill	7,121,712
Total purchase price	$ 8,000,000